Events after the balance sheet date - Additional information (Detail) - USD ($) $ in Millions	Feb. 26, 2018	Feb. 07, 2018	Jan. 10, 2018	Sep. 21, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
On-market share buy-back amount		$ 1,000		$ 2,500
Stock buy-back program during period amount		1,925
Group’s Aluminium Dunkerque Smelter In Northern France [Member}
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Business acquisition binding offer amount	$ 345
Group’s Aluminium Dunkerque Smelter In Northern France [Member} | Aluminerie Alouette Inc. [member] | NETHERLANDS
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of ownership interest sold	53.30%
Group’s Aluminium Dunkerque Smelter In Northern France [Member} | Alufluor Ab | SWEDEN
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of ownership interest sold	50.00%
Group’s Aluminium Dunkerque Smelter In Northern France [Member} | Dunkerque Aluminium Smelter [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Business acquisition binding offer amount			$ 500
Share Buy-back Programme [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
On-market share buy-back amount		1,000
Stock buy-back program during period amount		$ 1,925